Costs and Operating Expenses (Tables)	12 Months Ended
Dec. 31, 2023
Expenses by nature [abstract]
Summary of Cost and Operating Expenses

	2021	2022	2023

COSTS AND OPERATING EXPENSES	(356,020)	(550,018)	(891,486)
Interest expenses	(171,491)	(278,676)	(478,010)
Transaction expenses	(16,542)	(22,188)	(27,470)
Cost of goods and services	(56,829)	(82,747)	(166,356)
Technology & product development	(44,388)	(60,807)	(88,657)
Sales & marketing	(8,702)	(25,618)	(21,891)
General & administrative expenses	(23,685)	(24,772)	(29,468)
Provision expenses (see Note 1,7)	(34,383)	(55,210)	(79,634)

Summary of Employee Benefits, Depreciation and Amortization Expenses and Operating Lease Expenses

Employee benefits, depreciation and amortization expenses and operating lease expenses are presented as follows:

	2021			2022			2023
	Employee benefits	Depreciation & amortization	Operating lease	Employee benefits	Depreciation & amortization	Operating lease	Employee benefits	Depreciation & amortization	Operating lease
Cost of goods and services	(17,361)	(831)	(1,084)	(20,408)	(1,085)	(1,040)	(23,522)	(237)	(1,268)
Technology & product development	(24,478)	(9,359)	(1,641)	(31,585)	(12,860)	(2,558)	(43,344)	(21,727)	(3,899)
Sales & marketing	(403)	-	-	(1,176)	-	(51)	(2,024)	-	(144)
General & administrative expenses	(16,043)	(1,876)	(2,097)	(15,340)	(2,849)	(2,112)	(17,436)	(3,590)	(471)

Total	(58,285)	(12,066)	(4,822)	(68,509)	(16,794)	(5,761)	(86,326)	(25,554)	(5,782)

Summary of Share-Based Compensation Expense

The following table sets forth an analysis of share-based compensation expense by function for the periods indicated:

	2021	2022	2023

SHARE-BASED COMPENSATION	(20,057)	(19,984)	(20,859)
Cost of goods and services	(1,148)	(1,673)	(1,747)
Technology & product development	(9,020)	(9,137)	(10,410)
Sales & marketing	(27)	(653)	(686)
General & administrative expenses	(9,862)	(8,521)	(8,016)